Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

5.    Investments

Fair values

       The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

		Gross unrealized
($ in millions)	Amortized cost			Fair value
		Gains	Losses
December 31, 2011
U.S. government and agencies	$5,966	$349	$—	$6,315
Municipal	13,634	863	(256)	14,241
Corporate	41,217	2,743	(379)	43,581
Foreign government	1,866	216	(1)	2,081
RMBS	4,532	110	(521)	4,121
CMBS	1,962	48	(226)	1,784
ABS	4,180	73	(287)	3,966
Redeemable preferred stock	22	2	—	24

Total fixed income securities	$73,379	$4,404	$(1,670)	$76,113

December 31, 2010
U.S. government and agencies	$8,320	$327	$(51)	$8,596
Municipal	16,201	379	(646)	15,934
Corporate	36,260	1,816	(421)	37,655
Foreign government	2,821	347	(10)	3,158
RMBS	8,509	216	(732)	7,993
CMBS	2,213	58	(277)	1,994
ABS	4,425	113	(294)	4,244
Redeemable preferred stock	37	1	—	38

Total fixed income securities	$78,786	$3,257	$(2,431)	$79,612

Scheduled maturities

       The scheduled maturities for fixed income securities are as follows as of December 31, 2011:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$3,243	$3,279
Due after one year through five years	21,377	22,153
Due after five years through ten years	21,718	23,247
Due after ten years	18,329	19,347

	64,667	68,026
RMBS and ABS	8,712	8,087

Total	$73,379	$76,113

       Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

Net investment income

       Net investment income for the years ended December 31 is as follows:

($ in millions)	2011	2010	2009
Fixed income securities	$3,484	$3,737	$3,998
Equity securities	122	90	80
Mortgage loans	359	385	498
Limited partnership interests	88	40	17
Short-term investments	6	8	27
Other	95	19	(10)

Investment income, before expense	4,154	4,279	4,610
Investment expense	(183)	(177)	(166)

Net investment income	$3,971	$4,102	$4,444

Realized capital gains and losses

       Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Fixed income securities	$712	$(366)	$(302)
Equity securities	63	153	181
Mortgage loans	(27)	(71)	(144)
Limited partnership interests	159	57	(446)
Derivatives	(397)	(600)	206
Other	(7)	—	(78)

Realized capital gains and losses	$503	$(827)	$(583)

       Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in millions)	2011	2010	2009
Impairment write-downs	$(496)	$(797)	$(1,562)
Change in intent write-downs	(100)	(204)	(357)

Net other-than-temporary impairment losses recognized in earnings	(596)	(1,001)	(1,919)
Sales	1,336	686	1,272
Valuation of derivative instruments	(291)	(427)	367
Settlements of derivative instruments	(105)	(174)	(162)
EMA limited partnership income	159	89	(141)

Realized capital gains and losses	$503	$(827)	$(583)

       Gross gains of $1.27 billion, $819 million and $1.21 billion and gross losses of $240 million, $435 million and $373 million were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.

       Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in millions)	2011			2010			2009
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$(59)	$(3)	$(62)	$(203)	$24	$(179)	$(140)	$10	$(130)
Corporate	(30)	6	(24)	(68)	2	(66)	(213)	(13)	(226)
Foreign government	(1)	—	(1)	—	—	—	(17)	—	(17)
RMBS	(196)	(39)	(235)	(381)	(47)	(428)	(672)	384	(288)
CMBS	(66)	1	(65)	(94)	(27)	(121)	(411)	102	(309)
ABS	(9)	2	(7)	(14)	(16)	(30)	(208)	(26)	(234)

Total fixed income securities	(361)	(33)	(394)	(760)	(64)	(824)	(1,661)	457	(1,204)
Equity securities	(139)	—	(139)	(57)	—	(57)	(264)	—	(264)
Mortgage loans	(37)	—	(37)	(71)	—	(71)	(103)	—	(103)
Limited partnership interests	(6)	—	(6)	(46)	—	(46)	(308)	—	(308)
Other	(20)	—	(20)	(3)	—	(3)	(40)	—	(40)

Other-than-temporary impairment losses	$(563)	$(33)	$(596)	$(937)	$(64)	$(1,001)	$(2,376)	$457	$(1,919)

       The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $172 million and $322 million as of December 31, 2011 and 2010, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2011	December 31, 2010
Municipal	$(11)	$(27)
Corporate	(35)	(31)
RMBS	(353)	(467)
CMBS	(19)	(49)
ABS	(21)	(41)

Total	$(439)	$(615)

       Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2011	2010	2009
Beginning balance	$(1,046)	$(1,187)	$—
Beginning balance of cumulative credit loss for securities held as of April 1, 2009	—	—	(1,357)
Cumulative effect of change in accounting principle	—	81	—
Additional credit loss for securities previously other-than-temporarily impaired	(152)	(314)	(136)
Additional credit loss for securities not previously other-than-temporarily impaired	(150)	(312)	(518)
Reduction in credit loss for securities disposed or collected	379	638	824
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	15	43	—
Change in credit loss due to accretion of increase in cash flows	10	5	—

Ending balance	$(944)	$(1,046)	$(1,187)

       The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

       Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

		Gross unrealized
	Fair value			Unrealized net gains (losses)
($ in millions)		Gains	Losses
December 31, 2011
Fixed income securities	$76,113	$4,404	$(1,670)	$2,734
Equity securities	4,363	369	(209)	160
Short-term investments	1,291	—	—	—
Derivative instruments (1)	(12)	3	(20)	(17)
EMA limited partnership interests (2)				2

Unrealized net capital gains and losses, pre-tax				2,879
Amounts recognized for:
Insurance reserves (3)				(594)
DAC and DSI (4)				(124)

Amounts recognized				(718)
Deferred income taxes				(761)

Unrealized net capital gains and losses, after-tax				$1,400

(1)
Included in the fair value of derivative instruments are $(5) million classified as assets and $7 million classified as liabilities.
(2)
Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
(3)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
(4)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

		Gross unrealized
	Fair value			Unrealized net gains (losses)
December 31, 2010		Gains	Losses
Fixed income securities	$79,612	$3,257	$(2,431)	$826
Equity securities	4,811	646	(63)	583
Short-term investments	3,279	—	—	—
Derivative instruments (1)	(17)	2	(24)	(22)

Unrealized net capital gains and losses, pre-tax				1,387
Amounts recognized for:
Insurance reserves				(9)
DAC and DSI				85

Amounts recognized				76
Deferred income taxes				(515)

Unrealized net capital gains and losses, after-tax				$948

(1)
Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

Change in unrealized net capital gains and losses

       The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2011	2010	2009
Fixed income securities	$1,908	$3,303	$6,019
Equity securities	(423)	404	511
Short-term investments	—	—	(3)
Derivative instruments	5	1	(34)
EMA limited partnership interests	2	—	—

Total	1,492	3,708	6,493
Amounts recognized for:
Insurance reserves	(585)	(9)	378
DAC and DSI	(209)	(731)	(2,557)

Amounts recognized	(794)	(740)	(2,179)
Deferred income taxes	(246)	(1,037)	(1,476)

Increase in unrealized net capital gains and losses	$452	$1,931	$2,838

Portfolio monitoring

       The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

       For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

       If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

       For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

       The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

       The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses	Total unrealized losses
December 31, 2011
Fixed income securities
U.S. government and agencies	4	$61	$—	—	$—	$—	$—
Municipal	29	135	(11)	303	1,886	(245)	(256)
Corporate	307	3,439	(113)	105	1,273	(266)	(379)
Foreign government	11	85	(1)	1	1	—	(1)
RMBS	321	373	(11)	294	1,182	(510)	(521)
CMBS	47	378	(49)	68	489	(177)	(226)
ABS	89	960	(17)	108	1,020	(270)	(287)
Redeemable preferred stock	1	—	—	—	—	—	—

Total fixed income securities	809	5,431	(202)	879	5,851	(1,468)	(1,670)
Equity securities	1,397	2,120	(203)	32	30	(6)	(209)

Total fixed income and equity securities	2,206	$7,551	$(405)	911	$5,881	$(1,474)	$(1,879)

Investment grade fixed income securities	665	$4,480	$(145)	555	$3,773	$(700)	$(845)
Below investment grade fixed income securities	144	951	(57)	324	2,078	(768)	(825)

Total fixed income securities	809	$5,431	$(202)	879	$5,851	$(1,468)	$(1,670)

December 31, 2010
Fixed income securities
U.S. government and agencies	32	$2,081	$(51)	—	$—	$—	$(51)
Municipal	847	4,130	(175)	411	2,715	(471)	(646)
Corporate	438	5,994	(186)	150	1,992	(235)	(421)
Foreign government	33	277	(9)	1	10	(1)	(10)
RMBS	280	583	(12)	422	1,939	(720)	(732)
CMBS	14	158	(3)	114	835	(274)	(277)
ABS	68	762	(8)	133	1,313	(286)	(294)

Total fixed income securities	1,712	13,985	(444)	1,231	8,804	(1,987)	(2,431)
Equity securities	773	610	(48)	44	91	(15)	(63)

Total fixed income and equity securities	2,485	$14,595	$(492)	1,275	$8,895	$(2,002)	$(2,494)

Investment grade fixed income securities	1,607	$13,280	$(408)	857	$6,217	$(943)	$(1,351)
Below investment grade fixed income securities	105	705	(36)	374	2,587	(1,044)	(1,080)

Total fixed income securities	1,712	$13,985	$(444)	1,231	$8,804	$(1,987)	$(2,431)

       As of December 31, 2011, $634 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $634 million, $363 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

       As of December 31, 2011, the remaining $1.25 billion of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $482 million of these unrealized losses were evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $1.25 billion, $693 million are related to below investment grade fixed income securities and $70 million are related to equity securities. Of these amounts, $486 million of the below investment grade fixed income securities had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2011. Unrealized losses on below investment grade securities are principally related to RMBS, CMBS and ABS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations.

       RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

       As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2011, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

       As of December 31, 2011 and December 31, 2010, the carrying value of equity method limited partnership interests totaled $3.13 billion and $2.47 billion, respectively. The Company recognizes an impairment loss for equity method investments when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. In 2011, 2010 and 2009, the Company had write-downs related to equity method limited partnership interests of $2 million, $1 million and $11 million, respectively.

       As of December 31, 2011 and December 31, 2010, the carrying value for cost method limited partnership interests was $1.57 billion and $1.35 billion, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2011, 2010 and 2009, the Company had write-downs related to cost method investments of $4 million, $45 million and $297 million, respectively.

Mortgage loans

       The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $7.14 billion and $6.68 billion as of December 31, 2011 and 2010, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2011	2010
California	22.6%	23.2%
Illinois	9.1	9.4
New Jersey	6.5	6.5
Texas	6.2	5.3
New York	5.8	6.6
Pennsylvania	5.3	5.6

       The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2011	2010
Office buildings	27.9%	32.1%
Retail	24.8	27.3
Apartment complex	19.6	12.8
Warehouse	19.4	21.9
Other	8.3	5.9

Total	100.0%	100.0%

       The contractual maturities of the mortgage loan portfolio as of December 31, 2011, excluding $43 million of mortgage loans in the process of foreclosure, are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2012	59	$580	8.2%
2013	59	473	6.6
2014	70	935	13.2
2015	64	942	13.3
Thereafter	377	4,166	58.7

Total	629	$7,096	100.0%

       Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Mortgage loan valuation allowances are charged off when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2011.

       Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

       Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

       The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31:

($ in millions)	2011			2010
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$345	$—	$345	$280	$—	$280
1.0 - 1.25	1,527	44	1,571	1,583	16	1,599
1.26 - 1.50	1,573	24	1,597	1,520	5	1,525
Above 1.50	3,214	168	3,382	2,540	546	3,086

Total non-impaired mortgage loans	$6,659	$236	$6,895	$5,923	$567	$6,490

       Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

       The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2011	2010
Impaired mortgage loans with a valuation allowance	$244	$168
Impaired mortgage loans without a valuation allowance	—	21

Total impaired mortgage loans	$244	$189

Valuation allowance on impaired mortgage loans	$63	$84

       The average balance of impaired loans was $210 million, $278 million and $327 million during 2011, 2010 and 2009, respectively.

       The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2011	2010	2009
Beginning balance	$84	$95	$4
Net increase in valuation allowance	37	65	97
Charge offs	(58)	(76)	(6)

Ending balance	$63	$84	$95

       The carrying value of past due mortgage loans as of December 31 is as follows:

($ in millions)	2011	2010
Less than 90 days past due	$—	$12
90 days or greater past due	43	78

Total past due	43	90
Current loans	7,096	6,589

Total mortgage loans	$7,139	$6,679

Municipal bonds

       The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2011	2010
California	10.4%	12.3%
Texas	7.7	10.1
Florida	5.9	5.8
New York	5.3	4.3

Concentration of credit risk

       As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholders' equity.

Securities loaned

       The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2011 and 2010, fixed income and equity securities with a carrying value of $406 million and $448 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $2 million in 2011, 2010 and 2009.

Other investment information

       Included in fixed income securities are below investment grade assets totaling $6.01 billion and $6.66 billion as of December 31, 2011 and 2010, respectively.

       As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $293 million were on deposit with regulatory authorities as required by law.

       As of December 31, 2011, the carrying value of fixed income securities and other investments that were non-income producing was $36 million.